Goodwill and Other Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in the carrying amount of goodwill
Balance as of the beginning period	$ 25,462,675	$ 23,982,454	$ 23,300,621
Goodwill acquired	16,920	1,480,221	681,833
Balance as of the end period	25,479,595	25,462,675	23,982,454
Banking Activities
Changes in the carrying amount of goodwill
Balance as of the beginning period	10,005,131	10,005,131	10,005,131
Goodwill acquired	0	0	0
Balance as of the end period	10,005,131	10,005,131	10,005,131
Insurance, Risk Management and Employee Benefits Activities
Changes in the carrying amount of goodwill
Balance as of the beginning period	13,271,714	11,791,493	11,176,432
Goodwill acquired	16,920	1,480,221	615,061
Balance as of the end period	13,288,634	13,271,714	11,791,493
Financial/Investment Advisory Activities
Changes in the carrying amount of goodwill
Balance as of the beginning period	2,185,830	2,185,830	2,119,058
Goodwill acquired	0	0	66,772
Balance as of the end period	$ 2,185,830	$ 2,185,830	$ 2,185,830